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Jeremy Stonehill Direct: (312) 836-4032 Facsimile: (312) 275-7609 E-mail: jstonehill@shefskylaw.com In Reference to: 028620-00001

June 12, 2009

Mr. H. Christopher Owings

Assistant Director

U.S. Securities and Exchange Commission

Washington, DC 20549

Re:	Comment Letter, dated October 18, 2007:
Vitacost.com, Inc. (the “Company”)
Amendment No. 2 to Registration Statement on Form S-1 (“Amendment No. 2”), File No. 333-143926
Filed September 18, 2007

Dear Mr. Owings:

We are writing on behalf of the Company in response to the above-referenced SEC comment letter, dated October 18, 2007. We are filing concurrently herewith Amendment No. 3 to the Registration Statement on Form S-1 (“Amendment No. 3”) relating to the Company’s initial public offering of common stock (the “Offering”) and are including a marked copy highlighting the changes made to Amendment No. 2. For your convenience, we are including in this letter a bullet point summary of the material changes made to Amendment No. 2. The material changes include:

•

A change to the underwriters in the Offering to Jefferies & Company, Inc., Oppenheimer & Co. Inc. and Roth Capital Partners from Thomas Weisel Partners, LLC, Robert W. Baird & Co., and Cantor Fitzgerald & Co.

•

Amending the “Summary,” “Business” and “Risk Factors” sections of the Registration Statement to reflect changes in the Company’s operations and operational environment that have occurred since the filing of Amendment No. 2.

•	Updating the “Selected Financial Data” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” sections of the

Ms. H. Christopher Owings

June 12, 2009

Registration Statement to reflect the Company’s operations and financial results for the years ended December 31, 2007 and 2008 and the first quarter ended March 31, 2009.

•

Revising the “Management,” “Executive Compensation” and “Principal Stockholders” sections of the Registration Statement to reflect changes in the Company’s directors and executive officers, the appointment of our Chief Operations Architect, compensation paid to such persons and changes in the Company’s principal stockholders since the Company filed Amendment No. 2.

•

Updating the “Certain Relationships and Related Party Transactions” section of the Registration Statement to reflect transactions of the Company with its affiliates or related parties since the filing of Amendment No. 2.

Since it has been more than 18 months since the Company filed Amendment No. 2, the changes made to the Registration Statement render a number of the Staff’s comments inapplicable in certain cases, as the information contained in Amendment No. 2 has either been removed or substantially revised.

Additionally, in comment No. 7 of your July 19, 2007 letter, you asked us to “prominently disclose” our business relationship with Mr. Gorsek as well as all judgments against him. In response to this comment, in Amendment No. 1 to the Registration Statement, we included a description of Mr. Gorsek’s regulatory proceedings in the “Summary” portion of the Registration Statement. In Amendment No. 3, we have removed this description from the “Summary” section and, in lieu thereof, inserted two risk factors relating to Mr. Gorsek which are prominently displayed toward the beginning of the “Risk Factors” section. Further, we expanded the disclosure concerning Mr. Gorsek in the “Regulatory Proceedings” subsection of the “Business” section. We respectfully submit that the changed disclosure remains responsive to your initial comment while taking into account the fact that Mr. Gorsek’s bar from participating in any offering of a penny stock terminated almost two years ago and that Mr. Gorsek no longer serves in an executive or director position.

The headings and paragraph numbers below correspond to the headings and paragraph numbers in your letter. In addition, for your convenience we have reproduced your comments in this letter and included our responses under each comment.

General

1.	We note your response to comment 1 in our letter of September 7, 2007. We remind you that the price range must be filed in your next amendment, as you indicated you would do in your response letter dated August 10, 2007.

Ms. H. Christopher Owings

June 12, 2009

Response:     We have not included a price range in Amendment No. 3.  Since the filing of Amendment No. 2, the Company has engaged new underwriters for the Offering. The underwriters and the Company are in the process of determining the appropriate price range for the Offering and expect to be able to include such information in the succeeding filing.

Our Business, page 1

2.	We note your response to comment 3 in our letter of September 7, 2007 and that the remaining terms and phrases are qualified to reflect your beliefs and goals. However, please revise your document to provide the basis for your belief as it relates to your statement that you believe you have industry leading fulfillment and customer satisfaction statistics.

Response:     We have removed the statements regarding our belief that our fulfillment and customer satisfaction statistics are industry leading and instead have provided the relevant statistics.

3.	It does not appear you have marked the material you submitted in response to comment 14 in our letter of July 19, 2007. Please do so to facilitate our review. Further, it appears that you have updated some of your statistics, such as on page 2 where you refer to U.S. sales of nutritional supplements, so it is not clear if or where the support for this data has been provided.

Response:     We have updated the statistics cited in the Registration Statement. We have copies of the reports cited in the Registration Statement and will provide them to you upon your request.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 27

Results of Operations, page 29

4.	Please revise to discuss material changes in your results of operations between the three months ended June 30, 2007 and June 30, 2006 in accordance with Item 303(b)(2) of Regulation S-K.

Response:     This comment is no longer applicable. However, our revised Management’s Discussion and Analysis of Financial Condition and Results of Operations includes a discussion of material changes in our results of operations between the three months ended March 31, 2009 and March 31, 2008.

5.	Please revise each section where you compare your period-to-period results to include a discussion of material changes in non-operating items, such as interest expense and other

Ms. H. Christopher Owings

June 12, 2009

income. In discussing the increase in other income for the six months ended June 30, 2007 as compared to the six months ended June 30, 2006, please ensure you explain the circumstances surrounding the significant gain on sale of land recorded during the six months ended June 30, 2007, particularly since we understand that the land was acquired just one year earlier in 2006.

Response:     Our revised “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section of the Registration Statement includes a discussion of non-operating items and the circumstances surrounding the gain on sale of land.

Business, page 41

Our Value Proposition to Our Customers, page 43

6.	We note your response to prior comment 10 of our letter dated September 7, 2007. We continue to believe that you have not provided support for the statement you make about your competitors. Please delete the sentence that speaks to the manner in which your competitors formulate their products or provide additional support for this statement.

Response:     In the revised “Business” section of the Registration Statement, we no longer describe the manner in which our competitors formulate their products.

New Product Development

7.	We note your response to comment 12 in our letter of September 7, 2007. However, please explain in your disclosure the statement that scientific advisory board members “report anecdotally” on the efficacy of various nutritional formulations on “an informal basis,” which you provided in your response.

Response:     The “New Product Development” subsection (now referred to as “Merchandising & New Product Development”) contained in the Registration Statement has been revised substantially. We no longer refer to any anecdotal reports regarding the efficacy of various nutritional formulations when determining changes in product formulations.

8.	We note your response to comment 13 in our letter of September 7, 2007. Please include in your disclosure the response you provided as to who makes the determination as to the option grants and please also provide disclosure regarding how this amount is arrived at by the board of directors.

Response:     We have revised the “New Product Development” subsection (now referred to as “Merchandising & New Product Development”) substantially. In this subsection, we no longer disclose the option grants to our advisory board members and no longer individually name the members of our scientific advisory board.

Ms. H. Christopher Owings

June 12, 2009

Contract Manufacturing, page 48

9.	We note your response to comment 14 in our letter of September 7, 2007. We disagree with your response and continue to believe that you should disclose this information. You may provide accompanying disclosure regarding your lack of knowledge as to the final disposition of this matter.

Response:     As we now manufacture a significant majority of our proprietary products (including our NSI brand) in-house at our newly completed North Carolina facility, we no longer rely upon third party manufacturers for any material production of our proprietary products. We have revised the disclosure in the Registration Statement to reflect this change to our operations.

Regulatory Proceedings, page 55

10.	In connection with the last paragraph, please disclose as you have advised in response to comment 17 in our letter of September 7, 2007, that Mr. Gorsek indicated that he has no plans, directly or indirectly, to participate in capital raising efforts of any penny stock issuer now that the bar against such participation has expired.

Response:     We have substantially revised the “Regulatory Proceedings” section of the Registration Statement and have added a sentence stating that Mr. Gorsek has no current plans to participate, directly or indirectly, in capital raising efforts of any penny stock issuer.

Executive Compensation

11.	We note your response to comment 19 in our letter of September 7, 2007. We reiterate our request that you describe how Mr. Gorsek and the board arrived at the type and amounts of compensation that were paid in fiscal year 2006. For example, disclose briefly how you determined the amount for each element that you paid, pursuant to Item 402(b)(1)(v) of Regulation S-K.

Response:     We have substantially revised our executive compensation program and, therefore, the disclosure under the heading, “Executive Compensation,” including in response to your comment.

12.	Please revise your discussion to elaborate upon those considerations made by the board as it relates to the employee’s employment history, prior compensation, Company performance goals and existing compensation package. Also, please elaborate upon what you mean when you refer to the “employee’s employment history.” Further, if you reviewed the compensation package of the employee that was provided by the company at which the employee previously worked, indicate which companies were involved in this consideration and what component of compensation were reviewed.

Ms. H. Christopher Owings

June 12, 2009

Response:     We have substantially revised the “Executive Compensation” section of the Registration Statement and have further elaborated on the considerations made by our board or compensation committee as they relate to compensation determinations.

Selling Stockholders, page 81

13.	Please complete the selling stockholder table with your next amendment. We will need sufficient time to review the information you provide with respect to selling security holders.

Response:     We have not completed the selling stockholder table with this amendment. Since the filing of Amendment No. 2, the Company has engaged new underwriters for the Offering. The underwriters and the Company are in the process of determining the number of shares owned by selling stockholders that will be included for registration on the Registration Statement. We expect to be able to include such information in the succeeding filing.

Recent Sales of Unregistered Securities, page II-2

14.	We note your response to prior comment 25 in our letter dated September 7, 2007. Please revise your discussion to provide the facts relied upon to make the various exemptions you refer to available. Also, correlate each of the sales you mention with the exemption relied upon.

Response:     We have revised the “Recent Sales of Unregistered Securities” section of the Registration Statement to provide the facts relied upon and to correlate each sale disclosed with the applicable exemption.

Please contact the undersigned at (312) 836-4032 with any questions or comments you may have regarding this letter or the amendment.

Very truly yours, SHEFSKY & FROELICH LTD.

/s/ Jeremy Stonehill
Jeremy Stonehill